JPMorgan Nasdaq Equity Premium Income ETF
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 80.4%
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	275,538	30,306,425
Automobiles — 2.0%
Tesla, Inc. *	1,790,585	464,048,009
Beverages — 1.9%
Coca-Cola Co. (The)	1,631,040	116,815,085
Constellation Brands, Inc., Class A	128,543	23,590,211
Monster Beverage Corp. *	1,879,703	110,000,220
PepsiCo, Inc.	1,155,117	173,198,243
		423,603,759
Biotechnology — 2.7%
AbbVie, Inc.	615,460	128,951,179
Amgen, Inc.	338,739	105,534,135
Biogen, Inc. *	313,221	42,861,162
Regeneron Pharmaceuticals, Inc.	214,156	135,824,160
Vertex Pharmaceuticals, Inc. *	435,876	211,321,402
		624,492,038
Broadline Retail — 5.6%
Amazon.com, Inc. *	5,808,794	1,105,181,146
MercadoLibre, Inc. (Brazil) *	74,119	144,596,534
PDD Holdings, Inc., ADR (China) *	268,419	31,767,389
		1,281,545,069
Chemicals — 1.0%
Linde plc	494,658	230,332,551
Commercial Services & Supplies — 0.6%
Copart, Inc. *	2,327,841	131,732,522
Communications Equipment — 1.1%
Cisco Systems, Inc.	4,033,970	248,936,289
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	422,279	399,383,033
Electric Utilities — 1.2%
Constellation Energy Corp.	81,204	16,373,163
NextEra Energy, Inc.	1,052,826	74,634,835
Southern Co. (The)	968,215	89,027,369
Xcel Energy, Inc.	1,253,555	88,739,158
		268,774,525
Electrical Equipment — 0.3%
Eaton Corp. plc	284,921	77,450,075
Entertainment — 2.9%
Netflix, Inc. *	609,804	568,660,524
Take-Two Interactive Software, Inc. *	460,402	95,418,315
		664,078,839
Financial Services — 0.8%
Corpay, Inc. *	157,356	54,873,184

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Mastercard, Inc., Class A	144,358	79,125,507
PayPal Holdings, Inc. *	710,030	46,329,458
		180,328,149
Food Products — 0.9%
Kraft Heinz Co. (The)	1,372,335	41,760,154
Mondelez International, Inc., Class A	2,568,858	174,297,015
		216,057,169
Ground Transportation — 0.8%
CSX Corp.	4,200,460	123,619,538
Uber Technologies, Inc. *	869,080	63,321,169
		186,940,707
Health Care Equipment & Supplies — 1.5%
Dexcom, Inc. *	759,588	51,872,264
Intuitive Surgical, Inc. *	563,877	279,271,362
		331,143,626
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc.	130,174	68,178,633
Hotels, Restaurants & Leisure — 2.8%
Airbnb, Inc., Class A *	210,801	25,182,287
Booking Holdings, Inc.	59,409	273,691,916
Chipotle Mexican Grill, Inc. *	1,545,193	77,584,141
DoorDash, Inc., Class A *	396,596	72,485,851
Marriott International, Inc., Class A	441,042	105,056,204
Starbucks Corp.	947,798	92,969,506
		646,969,905
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	1,068,150	226,180,762
Industrial REITs — 0.2%
Prologis, Inc.	419,302	46,873,771
Interactive Media & Services — 7.1%
Alphabet, Inc., Class C	5,666,172	885,226,051
Meta Platforms, Inc., Class A	1,264,955	729,069,464
		1,614,295,515
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	750,024	57,376,836
MongoDB, Inc. *	136,683	23,974,198
		81,351,034
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	105,774	52,633,142
Machinery — 0.3%
Deere & Co.	154,001	72,280,369
Media — 1.3%
Charter Communications, Inc., Class A *	163,693	60,325,781

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
Comcast Corp., Class A	5,743,323	211,928,619
Trade Desk, Inc. (The), Class A *	451,810	24,723,043
		296,977,443
Oil, Gas & Consumable Fuels — 0.3%
Diamondback Energy, Inc.	384,358	61,451,157
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.	1,190,254	72,593,591
Professional Services — 0.5%
Verisk Analytics, Inc.	345,556	102,844,377
Semiconductors & Semiconductor Equipment — 16.4%
Advanced Micro Devices, Inc. *	2,307,755	237,098,749
Analog Devices, Inc.	996,771	201,018,808
Applied Materials, Inc.	593,508	86,129,881
ASML Holding NV (Registered), NYRS (Netherlands)	175,947	116,587,761
Broadcom, Inc.	3,869,176	647,816,138
Intel Corp.	3,219,426	73,113,164
Lam Research Corp.	2,358,592	171,469,638
Marvell Technology, Inc.	1,630,262	100,375,231
Micron Technology, Inc.	1,696,925	147,445,813
NVIDIA Corp.	13,123,242	1,422,296,968
NXP Semiconductors NV (China)	683,486	129,903,349
QUALCOMM, Inc.	1,180,147	181,282,381
Teradyne, Inc.	377,458	31,178,031
Texas Instruments, Inc.	1,006,490	180,866,253
		3,726,582,165
Software — 13.4%
Adobe, Inc. *	469,713	180,149,027
ANSYS, Inc. *	59,037	18,688,753
AppLovin Corp., Class A *	365,034	96,723,059
Atlassian Corp., Class A *	104,272	22,127,561
Crowdstrike Holdings, Inc., Class A *	344,747	121,550,897
Datadog, Inc., Class A *	177,389	17,598,763
HubSpot, Inc. *	116,691	66,664,401
Intuit, Inc.	470,885	289,118,681
Microsoft Corp.	3,923,281	1,472,760,454
MicroStrategy, Inc., Class A *	122,326	35,262,916
Oracle Corp.	528,122	73,836,737
Palantir Technologies, Inc., Class A *	2,034,788	171,736,107
Palo Alto Networks, Inc. *	1,196,845	204,229,631
ServiceNow, Inc. *	100,928	80,352,818
Synopsys, Inc. *	367,378	157,550,055
Workday, Inc., Class A *	182,837	42,697,925
		3,051,047,785
Specialty Retail — 1.3%
Lowe's Cos., Inc.	369,276	86,126,242

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
O'Reilly Automotive, Inc. *	117,334	168,090,342
Ross Stores, Inc.	352,703	45,071,916
		299,288,500
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	7,824,919	1,738,149,257
Seagate Technology Holdings plc	721,964	61,330,842
		1,799,480,099
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc. *	41,369	11,709,909
Wireless Telecommunication Services — 1.4%
T-Mobile US, Inc.	1,157,598	308,742,963
Total Common Stocks (Cost $17,100,656,923)		18,298,633,905
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 16.6%
BNP Paribas, ELN, 68.04%, 5/2/2025, (linked to Nasdaq-100 Index) (a)	12,815	259,770,174
BNP Paribas, ELN, 71.38%, 5/5/2025, (linked to Nasdaq-100 Index) (a)	13,054	263,608,299
Citigroup Global Markets Holdings, Inc., ELN, 68.08%, 5/1/2025, (linked to Nasdaq-100 Index) (a)	12,883	260,147,321
Citigroup Global Markets Holdings, Inc., ELN, 69.95%, 4/7/2025, (linked to Nasdaq-100 Index) (a)	12,776	249,736,177
Citigroup Global Markets Holdings, Inc., ELN, 75.36%, 4/24/2025, (linked to Nasdaq-100 Index) (a)	12,618	252,100,574
Morgan Stanley Finance LLC, ELN, 101.51%, 4/18/2025, (linked to Nasdaq-100 Index) (b)	11,869	234,961,929
Morgan Stanley Finance LLC, ELN, 76.82%, 4/28/2025, (linked to Nasdaq-100 Index) (b)	12,666	253,399,416
Morgan Stanley Finance LLC, ELN, 91.80%, 4/10/2025, (linked to Nasdaq-100 Index) (b)	13,218	261,352,905
Royal Bank of Canada, ELN, 68.14%, 4/4/2025, (linked to Nasdaq-100 Index) (Canada) (a)	12,803	248,724,137
Societe Generale SA, ELN, 101.72%, 4/17/2025, (linked to Nasdaq-100 Index) (a)	11,836	235,309,977
Societe Generale SA, ELN, 76.90%, 4/14/2025, (linked to Nasdaq-100 Index) (a)	13,088	259,929,512
Societe Generale SA, ELN, 91.14%, 4/21/2025, (linked to Nasdaq-100 Index) (a)	11,737	234,755,962
UBS AG, ELN, 85.75%, 04/25/2025, (linked to Nasdaq-100 Index) (Switzerland) (a)	12,831	253,873,396
Wells Fargo Bank, ELN, 77.96%, 4/11/2025, (linked to Nasdaq-100 Index) (a)	13,266	261,812,337
Wells Fargo Bank, ELN, 78.84%, 5/8/2025, (linked to Nasdaq-100 Index) (a)	13,486	259,989,177
Total Equity-Linked Notes (Cost $3,829,835,076)		3,789,471,293
	SHARES
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (c) (d) (Cost $562,639,515)	562,639,515	562,639,515
Total Investments — 99.5% (Cost $21,493,131,514)		22,650,744,713
Other Assets in Excess of Liabilities — 0.5%		123,304,017
NET ASSETS — 100.0%		22,774,048,730

Percentages indicated are based on net assets.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Abbreviations
ADR	American Depositary Receipt
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$18,298,633,905	$—	$—	$18,298,633,905
Equity Linked Notes	—	3,789,471,293	—	3,789,471,293

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$562,639,515	$—	$—	$562,639,515
Total Investments in Securities	$18,861,273,420	$3,789,471,293	$—	$22,650,744,713
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$—	$249,673,321	$249,673,321	$—	$—	$—	—	$211,821	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	133,145,071	4,355,214,437	3,925,719,993	—	—	562,639,515	562,639,515	8,732,394	—
Total	$133,145,071	$4,604,887,758	$4,175,393,314	$—	$—	$562,639,515		$8,944,215	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.